Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s long-term debt consists of bank loans and financing obligations, summarized as follows:

	December 31,
(amounts in thousands)	2021	2020
$87.7 Million Subordinated Debt	$87,650	$—
$70.7 Million Redeemable Notes	53,015	—
$60.0 Million ING Revolving Credit Facility	—	—
$85.5 Million Credit Facility	—	21,974
$30.0 Million Credit Facility	—	24,881
$60.0 Million Credit Facility	—	23,746
$184.0 Million Credit Facility	—	49,641
$34.0 Million Credit Facility	—	30,536
$90.0 Million Credit Facility	—	22,340
$19.6 Million Lease Financing - SBI Rumba	—	15,614
$19.0 Million Lease Financing - SBI Tango	—	16,109
$19.0 Million Lease Financing - SBI Echo	—	16,259
$20.5 Million Lease Financing - SBI Hermes	—	17,763
$21.4 Million Lease Financing - SBI Samba	—	18,960
CMBFL Lease Financing	—	102,282
$45.0 Million Lease Financing - SBI Virgo & SBI Libra	—	39,375
AVIC Lease Financing	—	101,957
$67.3 Million Lease Financing	—	59,779
Total bank loans and financing obligations outstanding	140,665	561,216
Less: Current portion	(87,650)	(46,560)
	$53,015	$514,656

	December 31, 2021			December 31, 2020
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and financing obligations, gross	$87,650	$53,015	$140,665	$46,560	$514,656	$561,216
Unamortized deferred financing costs	—	—	—	(657)	(6,075)	(6,732)
Total bank loans and financing obligations, net	$45,903	$508,581	$140,665	$45,903	$508,581	$554,484

Schedule of Maturities of Long-term Debt

(amounts in thousands)	Principal	Interest	Total
2022	$87,650	$9,638	$97,288
2023	53,015	1,072	54,087
2024	—	—	—
2025	—	—	—
2026	—	—	—
Thereafter	—	—	—
Total	$140,665	$10,710	$151,375

Interest and Finance Costs	For the years ended December 31, 2021, 2020 and 2019, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2021	2020	2019
Interest expense	$8,438	$29,557	$44,101
Amortization of deferred financing costs	658	3,667	6,915
Write off of deferred financing costs	7,196	3,088	681
Change in the fair value of interest rate caps	—	—	219
Other, net	68	506	238
	$16,360	$36,818	$52,154